Legal proceedings and contingencies	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings and other contingencies	Legal proceedings and other contingencies
General
In the ordinary course of business, Shell subsidiaries are subject to a number of contingencies arising from litigation and claims brought by governmental authorities, including tax authorities and private parties. The operations and earnings of Shell subsidiaries continue, from time to time, to be affected to varying degrees by political, legislative, fiscal and regulatory developments, including those relating to the protection of the environment and indigenous groups in the countries where they operate. The industries in which Shell subsidiaries are engaged are also subject to physical risks of various types.
The amounts claimed in relation to such events and, if such claims against Shell were successful, the costs of implementing the remedies sought in the various cases could be substantial. Based on information available to date and taking into account that in some cases it is not practicable to estimate the possible magnitude or timing of any resultant payments, management believes that the foregoing are not expected to have a material adverse impact on Shell's Consolidated Financial Statements. However, there remains a high degree of uncertainty around these contingencies, as well as their potential effect on future operations, earnings, cash flows and Shell's financial condition.
Costs in respect of decommissioning and restoration obligations are subject to uncertain timing and amount, and are dependent on various factors that are not always within management's control (see Note 25). In certain divestment transactions, liabilities related to decommissioning and restoration are de-recognised upon transfer of these obligations to the buyer. In certain cases, Shell retains a secondary obligation for decommissioning activities, either via reversionary legislation or the issuance of guarantees, in case the primary obligor is not able to meet its obligation. These exposures are actively monitored, and the likelihood of a liability arising in respect of these obligations is not considered probable.
Decommissioning and restoration of manufacturing facilities
For long-lived manufacturing facilities, where decommissioning would generally be more than 50 years away, while there is a present obligation that has arisen from past events, the amount of the obligation cannot be reliably measured. This is because the settlement dates are indeterminate; and other estimates, such as extremely long-term discount rates for which there is no observable measure, cannot be reliably determined. Consequently, the decommissioning and restoration obligation that exists for such long-lived manufacturing facilities cannot be reliably quantified and is disclosed as a contingent liability. There remains a high degree of uncertainty concerning such obligations and their potential effects on future operations, earnings, cash flows, reputation and Shell's financial condition.
32. Legal proceedings and other contingencies continued
Pesticide litigation
Shell, along with another agricultural chemical pesticide manufacturer and several distributors, has been sued by public and quasi-public water purveyors, water storage districts and private landowners alleging responsibility for groundwater contamination caused by applications of chemical pesticides. There are approximately six such cases currently pending, three claims made but not yet filed, and an active subpoena for records. These matters assert various theories of strict liability and negligence, seeking to recover actual damages, including drinking well treatment and remediation costs. Most assert claims for punitive damages. Shell continues to vigorously defend these actions. Based on the claims asserted and Shell's history regarding amounts paid to resolve varying actions, management does not expect the outcome of the matters pending at December 31, 2025, to have a material adverse impact on our Shell Chemical USA business. However, there remains a high degree of uncertainty regarding the potential outcome of some of these pending lawsuits, as well as their potential effect on future operations, earnings, cash flows and Shell's financial condition.
Climate change litigation
In the USA, energy companies (including Shell), industry associations, and others have been named in several matters alleging responsibility for the impacts of climate change due to the use of fossil fuels and/or deceptive conduct. These matters assert various theories of liability for a wide variety of harms, including but not limited to, impacts to public and private infrastructure, natural resources, public health and services, personal injuries, and increased insurance premiums. The cases are filed by municipalities, states or other quasi-government bodies, and individuals, including a class action. As of December 31, 2025, more than 30 lawsuits naming Shell as a defendant were pending.
In the Netherlands, on February 11, 2025 in a case against Shell, a group of environmental non-governmental organisations and individual claimants (referred to herein as "Milieudefensie") filed an appeal with the Dutch Supreme Court against the Court of Appeal judgment of November 12, 2024, which overturned a lower court finding that Shell had an obligation to reduce certain aggregate annual volumes of CO2 emissions by 2030.
In the United Kingdom, on December 9, 2025 a group of claimants from the Philippines brought a claim against Shell plc and The Shell Transport and Trading Company Limited in relation to loss and damage allegedly arising from Typhoon Odette in the Philippines in 2021.
Management believes the outcome of these matters should be resolved in a manner favourable to Shell, but there remains a high degree of uncertainty regarding the ultimate outcome of these lawsuits, as well as their potential effect on future operations, earnings, cash flows and Shell's financial condition.
NAM (Groningen gas field) litigation
Since 1963, NAM – a joint venture between Shell and ExxonMobil (50%:50%) – has been producing gas from the Groningen field, the largest gas field in Western Europe. After smaller tremors in the 1990s and the late 2000s, an earthquake measuring 3.6 on the Richter scale occurred in 2012, causing damage to properties in the affected area. NAM has successfully settled close to 80,000 claims for physical damage to property. The Dutch State has taken over the damage-claim-handling from NAM for all claim categories, and the strengthening operation in the region, while NAM remains financially responsible insofar as the costs corresponded to NAM's liability. Since 2022, NAM and its shareholders have brought several arbitrations against the Dutch government to have its financial liability determined for costs which the Dutch government compensated to claimants and subsequently charged to NAM. These claims include but are not limited to physical damage to property, housing value loss, emotional damage, and loss of living enjoyment. Arbitral awards in the NAM strengthening and damages arbitrations are expected to be rendered in 2026.
Shell is seeking to reach a final, all-encompassing settlement with the Dutch government on the new design of the Dutch "Gasgebouw" earthquake costs and the wind-down of natural gas production in Groningen. Shell, ExxonMobil and the Dutch government reached agreements in 2018 (Heads of Agreement) and 2019 (Interim Agreement) and subsequently have been engaged in discussions on the interpretation and implementation of these agreements and on a final and all-encompassing settlement. As these discussions have not led to such a settlement, in December 2023, the NAM shareholders asked an independent arbitration panel to rule on the interpretation and implementation of the agreements made in 2018/2019. The purpose of this arbitration is for a neutral third party to assess the situation and provide clarity. The arbitration is expected to take several years, and the judgement will be binding. In December 2025, Shell plc also initiated an arbitration against the Dutch State under the Energy Charter Treaty on the basis that its rights as an investor had been breached. These arbitration do not preclude a final and all-encompassing settlement, in the event that Shell, ExxonMobil and the Dutch government agree to such a settlement.
There remains a high degree of uncertainty concerning the ultimate outcome of these disputes and their potential effect on future operations, earnings, cash flows, reputation and Shell's financial condition.
32. Legal proceedings and other contingencies continued
Kazakhstan
Shell has several matters in dispute involving the Republic of Kazakhstan. One litigation matter involving a Shell NOV relates to a Sulphur permitting inspection outcome. An unfavourable ruling was issued by the Specialized Interdistrict Administrative Court of the City of Astana in December 2025, which was appealed in March 2026.
The other matters are ongoing disputes involving two Shell NOVs under the applicable production-sharing contracts.
Management believes that the outcomes of these matters, once determined, will be favourable to the Shell NOV. However, there remains a high degree of uncertainty regarding the ultimate outcomes and it is not possible to reliably estimate the magnitude and timing of any possible obligations or payments in respect of the matters above or potential effect on future operations, earnings, cash flows and Shell's financial condition.
Nigerian litigation
Shell remains a party to litigation in Nigeria and the UK related to the onshore business activities that it divested in 2025.It may take considerable time before these disputes are resolved by the various courts. There remains a high degree of uncertainty regarding the ultimate outcome of these disputes, as well as their potential effect on future operations, earnings, cash flows and Shell's financial condition.
OPL 245
In 2025, the criminal charges filed in 2017 against SNEPCO, a then current (now former) Shell employee, and third parties including ENI SpA and one of its subsidiaries were struck out for want of diligent prosecution, and the proceedings were dismissed. In March 2017, parties alleging to be shareholders of Malabu Oil and Gas Company Ltd. (Malabu) filed two actions to challenge the 2011 settlement of litigation pertaining to Oil Prospecting Licence 245 (OPL 245) with regard to potential anti-bribery, anti-corruption and anti-money laundering laws and the award of OPL 245 to SNEPCO and an ENI SpA subsidiary by the Federal Government of Nigeria. Both actions are currently stayed awaiting the outcome of appeals filed against procedural decisions. Those appeal proceedings are ongoing. On May 8, 2018, Human Environmental Development Agenda (HEDA) sought permission from the Federal High Court of Nigeria to apply for an order to direct the Attorney General of the Federation to revoke OPL 245 on grounds that the entire Malabu transaction in relation to the OPL is unconstitutional, illegal and void as it was obtained through fraudulent and corrupt practice. On July 3, 2019, the Nigerian Federal High Court upheld objections from SNEPCO and NAE and struck the lawsuit filed by HEDA. The suit was struck because of the statute of limitations and lack of jurisdiction to hear the matter. HEDA has appealed the judgement, which is ongoing.
On July 21, 2022, the Dutch Public Prosecutor's office announced it had dismissed its investigation into bribery allegations related to OPL 245. On October 24, 2022, Re:Common, HEDA and The Corner House announced that they filed a complaint at the Court of Appeal in The Hague, pursuant to Article 12 of the Dutch Code for Criminal Procedure, challenging the decision by the Dutch Public Prosecutor to dismiss its investigation. On March 20, 2025, the Court of Appeal in The Hague dismissed this complaint. There remains a high degree of uncertainty around the OPL 245 matters and contingencies discussed above, as well as their potential effect on future operations, earnings, cash flows and Shell's financial condition. Accordingly, at this time, it is not possible to reliably estimate the possible obligations and timing of any payments.
Russia
On October 2, 2024, the Russian prosecutor filed a Moscow court claim against eight Shell-group entities (including Shell plc and Shell Energy Europe Limited ("SEEL")). The prosecutor seeks (i) declarations that Shell illegally abandoned in support of Sakhalin Energy Investment Company ("Sakhalin"); (ii) monetary relief of approximately €1.5 billion from SEEL to Gazprom Export ("GPE") for alleged unpaid gas deliveries in 2022; and (iii) a declaration that GPE can take 94₽ billion purportedly set aside for Shell for Sakhalin equity compensation from a Type-C account to net off against part of the alleged debt owed by SEEL to GPE. The proceedings are ongoing.
At this time, it is not possible to reliably estimate the magnitude and timing of any possible obligations or payments in respect of the matters above or whether any payments will be due. There remains a high degree of uncertainty regarding the ultimate outcomes, as well as the potential effect on future operations, earnings, cash flows and Shell's financial condition.